Quarterly Report
August 31, 2021
MFS®  Blended Research®
Mid Cap Equity Fund
BMS-Q1

Portfolio of Investments
8/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 1.6%
CACI International, Inc., “A” (a)	11,938	$3,074,512
Huntington Ingalls Industries, Inc.	18,139	3,703,440
		$6,777,952
Airlines – 0.2%
Southwest Airlines Co. (a)	15,729	$782,990
Apparel Manufacturers – 0.2%
PVH Corp. (a)	8,736	$915,445
Automotive – 1.7%
Adient PLC (a)	26,111	$1,027,207
Lear Corp.	28,776	4,602,433
LKQ Corp. (a)	28,034	1,477,112
		$7,106,752
Biotechnology – 0.9%
Incyte Corp. (a)	49,065	$3,752,982
Broadcasting – 0.7%
Discovery Communications, Inc., “C” (a)	113,365	$3,127,740
Brokerage & Asset Managers – 1.0%
Evercore Partners, Inc.	21,196	$2,959,809
Invesco Ltd.	57,715	1,461,344
		$4,421,153
Business Services – 3.3%
Amdocs Ltd.	44,454	$3,424,292
CBRE Group, Inc., “A” (a)	35,868	3,454,088
Dropbox, Inc. (a)	108,017	3,425,219
Fiserv, Inc. (a)	9,984	1,176,015
Jones Lang LaSalle, Inc. (a)	4,170	1,010,933
Verisk Analytics, Inc., “A”	7,580	1,529,341
		$14,019,888
Cable TV – 0.7%
Altice USA, Inc., “A” (a)	53,268	$1,461,674
Cable One, Inc.	683	1,434,020
		$2,895,694
Chemicals – 1.4%
Celanese Corp.	3,543	$561,920
Eastman Chemical Co.	45,786	5,181,144
		$5,743,064
Computer Software – 7.6%
ACI Worldwide, Inc. (a)	16,558	$533,664
Altair Engineering, Inc., “A” (a)	5,567	411,902
Atlassian Corp. PLC, “A” (a)	7,718	2,832,969
Cadence Design Systems, Inc. (a)	49,395	8,075,095
CrowdStrike Holdings, Inc. (a)	28,842	8,104,602
DocuSign, Inc. (a)	25,897	7,671,727
Okta, Inc. (a)	7,286	1,920,590

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Paylocity Holding Corp. (a)	8,336	$2,244,051
		$31,794,600
Computer Software - Systems – 8.4%
EPAM Systems, Inc. (a)	12,747	$8,066,429
Hewlett Packard Enterprise	106,351	1,644,186
HP, Inc.	162,063	4,819,754
ServiceNow, Inc. (a)	4,102	2,640,211
SS&C Technologies Holdings, Inc.	61,678	4,666,558
TransUnion	40,533	4,925,976
Verint Systems, Inc. (a)	23,849	1,064,619
Western Digital Corp. (a)	25,089	1,585,625
Zebra Technologies Corp., “A” (a)	9,784	5,744,871
		$35,158,229
Construction – 2.7%
D.R. Horton, Inc.	34,894	$3,336,564
Eagle Materials, Inc.	11,014	1,727,436
Pulte Homes, Inc.	42,716	2,300,684
Stanley Black & Decker, Inc.	18,242	3,525,631
Taylor Morrison Home Corp. (a)	14,240	400,002
		$11,290,317
Consumer Products – 0.5%
Energizer Holdings, Inc.	27,836	$1,095,068
Newell Brands, Inc.	36,745	933,691
		$2,028,759
Consumer Services – 1.1%
Grand Canyon Education, Inc. (a)	7,203	$642,075
Korn Ferry	18,605	1,315,188
Robert Half International, Inc.	26,391	2,728,829
		$4,686,092
Containers – 1.7%
Graphic Packaging Holding Co.	294,474	$6,042,606
Owens Corning	12,294	1,174,692
		$7,217,298
Electrical Equipment – 1.9%
Advanced Drainage Systems, Inc.	9,103	$1,039,107
AMETEK, Inc.	15,815	2,150,366
Fortive Corp.	20,081	1,483,383
Johnson Controls International PLC	7,876	589,125
Sensata Technologies Holding PLC (a)	47,232	2,795,190
		$8,057,171
Electronics – 1.8%
Advanced Energy Industries, Inc.	2,150	$193,887
Amkor Technology, Inc.	35,315	970,103
Cirrus Logic, Inc. (a)	30,005	2,510,518
Lam Research Corp.	6,086	3,680,935
Silicon Laboratories, Inc. (a)	2,138	336,992
		$7,692,435
Energy - Independent – 0.5%
Diamondback Energy, Inc.	26,716	$2,060,872

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 0.1%
Comfort Systems USA, Inc.	5,782	$439,316
Entertainment – 0.2%
Spotify Technology S.A. (a)	2,850	$667,869
Food & Beverages – 1.5%
J.M. Smucker Co.	29,093	$3,597,931
Tyson Foods, Inc., “A”	32,732	2,570,117
		$6,168,048
Food & Drug Stores – 0.9%
Albertsons Cos., Inc., “A” (l)	128,193	$3,891,940
Forest & Paper Products – 0.7%
Weyerhaeuser Co., REIT	79,222	$2,851,992
Gaming & Lodging – 2.6%
International Game Technology PLC (a)	91,100	$1,957,739
Marriott International, Inc., “A” (a)	27,766	3,752,297
Penn National Gaming, Inc. (a)	30,200	2,449,220
Red Rock Resorts, Inc. (a)	61,998	2,902,127
		$11,061,383
General Merchandise – 0.6%
Dollar General Corp.	11,859	$2,643,490
Insurance – 3.2%
CNO Financial Group, Inc.	89,939	$2,199,908
Equitable Holdings, Inc.	100,809	3,126,087
Everest Re Group Ltd.	15,353	4,067,010
Hartford Financial Services Group, Inc.	13,316	895,101
Reinsurance Group of America, Inc.	26,408	3,058,575
		$13,346,681
Internet – 0.2%
GoDaddy, Inc. (a)	5,951	$436,268
Pinterest, Inc. (a)	4,462	247,953
		$684,221
Leisure & Toys – 4.6%
Brunswick Corp.	62,835	$6,086,827
Electronic Arts, Inc.	36,742	5,335,306
Mattel, Inc. (a)	35,897	766,401
Polaris, Inc.	19,470	2,331,727
Take-Two Interactive Software, Inc. (a)	29,251	4,715,846
		$19,236,107
Machinery & Tools – 5.0%
AGCO Corp.	32,254	$4,438,796
Cummins, Inc.	3,330	785,813
ITT, Inc.	16,170	1,546,984
PACCAR, Inc.	66,551	5,448,530
Regal Beloit Corp.	41,142	6,147,438
Roper Technologies, Inc.	4,825	2,331,826
Timken Co.	7,305	537,210
		$21,236,597

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 0.7%
Comerica, Inc.	33,825	$2,500,006
State Street Corp.	5,173	480,623
		$2,980,629
Medical & Health Technology & Services – 8.0%
Charles River Laboratories International, Inc. (a)	17,346	$7,699,196
IDEXX Laboratories, Inc. (a)	11,704	7,885,687
Laboratory Corp. of America Holdings (a)	14,639	4,441,180
LifeStance Health Group, Inc. (a)	41,011	609,423
McKesson Corp.	33,285	6,794,800
Omega Healthcare Investors, Inc., REIT	147,206	4,935,817
Tenet Healthcare Corp. (a)	17,481	1,317,193
		$33,683,296
Medical Equipment – 5.4%
Align Technology, Inc. (a)	7,504	$5,320,336
Avantor, Inc. (a)	184,941	7,294,073
Maravai Lifesciences Holdings, Inc., “A” (a)	34,920	2,066,566
PerkinElmer, Inc.	22,428	4,144,694
STERIS PLC	2,569	552,361
West Pharmaceutical Services, Inc.	7,771	3,509,539
		$22,887,569
Metals & Mining – 0.5%
Reliance Steel & Aluminum Co.	13,634	$2,045,645
Natural Gas - Distribution – 1.3%
UGI Corp.	116,382	$5,389,650
Natural Gas - Pipeline – 1.4%
Cheniere Energy, Inc. (a)	2,712	$237,192
DT Midstream, Inc.	7,571	351,824
ONEOK, Inc.	4,839	254,144
Targa Resources Corp.	96,726	4,248,206
Williams Cos., Inc.	40,381	997,007
		$6,088,373
Oil Services – 0.8%
ChampionX Corp. (a)	33,553	$782,791
NOV, Inc. (a)	183,156	2,412,165
		$3,194,956
Other Banks & Diversified Financials – 5.4%
Bank OZK	22,811	$967,871
East West Bancorp, Inc.	17,344	1,272,009
Northern Trust Corp.	42,084	4,987,796
SLM Corp.	244,031	4,575,581
Synchrony Financial	106,052	5,276,087
Umpqua Holdings Corp.	106,721	2,077,858
Zions Bancorp NA	62,248	3,604,159
		$22,761,361
Pharmaceuticals – 0.6%
United Therapeutics Corp. (a)	1,532	$329,196
Zoetis, Inc.	10,148	2,075,875
		$2,405,071
Pollution Control – 0.9%
Republic Services, Inc.	31,286	$3,883,531

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 5.6%
Empire State Realty Trust, REIT, “A”	168,782	$1,733,391
Extra Space Storage, Inc., REIT	34,816	6,507,459
Federal Realty Investment Trust, REIT	34,543	4,206,301
National Storage Affiliates Trust, REIT	20,493	1,173,224
Simon Property Group, Inc., REIT	27,489	3,695,896
Spirit Realty Capital, Inc., REIT	47,298	2,448,617
Starwood Property Trust, Inc., REIT	88,491	2,283,068
STORE Capital Corp., REIT	37,555	1,354,609
		$23,402,565
Restaurants – 1.9%
Texas Roadhouse, Inc.	34,991	$3,324,145
Yum China Holdings, Inc.	79,069	4,867,488
		$8,191,633
Specialty Chemicals – 1.0%
Corteva, Inc.	81,105	$3,566,187
Univar Solutions, Inc. (a)	35,974	849,346
		$4,415,533
Specialty Stores – 2.1%
AutoZone, Inc. (a)	2,872	$4,449,159
Burlington Stores, Inc. (a)	1,750	524,107
Ulta Beauty, Inc. (a)	5,044	1,953,592
Urban Outfitters, Inc. (a)	52,215	1,724,139
		$8,650,997
Trucking – 1.9%
Forward Air Corp.	6,156	$542,775
Old Dominion Freight Line, Inc.	19,609	5,661,510
Ryder System, Inc.	24,959	1,983,991
		$8,188,276
Utilities - Electric Power – 4.4%
CenterPoint Energy, Inc.	69,974	$1,755,648
Edison International	26,618	1,539,585
NRG Energy, Inc.	68,679	3,136,570
PG&E Corp. (a)	361,630	3,316,147
Portland General Electric Co.	79,570	4,085,919
Sempra Energy	9,645	1,276,612
Xcel Energy, Inc.	49,217	3,383,669
		$18,494,150
Total Common Stocks		$418,420,312
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 0.04% (v)	2,135,388	$2,135,388
Collateral for Securities Loaned – 0.4%
JPMorgan U.S. Government Money Market Fund, 0.03% (j)	1,760,129	$1,760,129

Other Assets, Less Liabilities – (0.3)%		(1,465,223)
Net Assets – 100.0%		$420,850,606
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,135,388 and $420,180,441, respectively.

Portfolio of Investments (unaudited) – continued
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$418,420,312	$—	$—	$418,420,312
Mutual Funds	3,895,517	—	—	3,895,517
Total	$422,315,829	$—	$—	$422,315,829
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,543,227	$41,818,601	$42,226,440	$—	$—	$2,135,388

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$184	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.